As filed with the U.S. Securities and Exchange Commission on February 14, 2011

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 187	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 187

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason ClearBridge Small Cap Value Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 14th day of February, 2011.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason ClearBridge Small Cap Value Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 14, 2011.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Chief Executive Officer and Trustee (Principal Executive Officer)

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)

Paul R. Ades* Paul R. Ades	Trustee

Andrew L. Breech* Andrew L. Breech	Trustee

Dwight B. Crane* Dwight B. Crane	Trustee

Frank G. Hubbard* Frank G. Hubbard	Trustee

Howard J. Johnson* Howard J. Johnson	Trustee

David E. Maryatt* David E. Maryatt	Trustee

Jerome H. Miller* Jerome H. Miller	Trustee

Ken Miller* Ken Miller	Trustee

John J. Murphy* John J. Murphy	Trustee

Thomas F. Schlafly* Thomas F. Schlafly	Trustee

Jerry A. Viscione* Jerry A. Viscione	Trustee

*By:	/s/ R. Jay Gerken
R. Jay Gerken, as Agent

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase